Income Taxes (Reconciliation of Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes
Tax provision (benefit) at U.S. Federal statutory rate	$ (203)	$ 70	$ 795
Tax-exempt interest	(141)	(148)	(152)
Dividends received deduction	(145)	(206)	(154)
Valuation Allowance, Deferred Tax Asset, Change in Amount	0	(85)	84
Other	8	(4)	(5)
Provision (benefit) for income taxes	$ (481)	$ (373)	$ 568